Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	2026	2025	2024
	AUD$	AUD$	AUD$
CURRENT
Trade receivables-Related parties (refer note 25(c))	-	44,387	-
Trade receivables, net [1]	873,490	5,285,794	4,470,101
Total current trade and other receivables	873,490	5,330,181	4,470,101

[1]	The allowance for credit losses for continuing operations was nil for the years ended June 30, 2026, 2025, and 2024. Prior year allowances related to the Disposal Group, which was reclassified to held for sale as of June 30, 2026.

Schedule of Expected Credit Losses on Trade Receivables

The table below presents the expected credit losses on trade receivables for the year ended June 30, 2026:

	Current	30 days	60 days	90 days	Total
Balance as at reporting date (AUD)	$873,490	$-	$-	$-	$873,490
Expected loss rate	-%	-%	-%	-%	-
ECL allowance (AUD)	$-	$-	$-	$-	$-